Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 10,656.95
Total Fee Amount	10,656.95
Total Transaction Valuation	69,607,758
Total Offset Amount	0
Net Fee	$ 0